Selected Quarterly Financial Data (Unaudited) (details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) disclosure
Total revenues	$ 6,737	$ 6,452	$ 6,674	$ 6,328	$ 6,477	$ 6,512	$ 6,359	$ 6,392	$ 26,191	$ 25,740	$ 25,446
Total expenses	5,366	5,275	5,497	5,108	6,166	5,342	5,751	5,315	21,246	22,574	24,094
Income before income taxes	1,371	1,177	1,177	1,220	311	1,170	608	1,077	4,945	3,166	1,352
Income tax expense	383	313	252	324	7	306	109	271	1,272	693	(74)
Net income	$ 988	$ 864	$ 925	$ 896	$ 304	$ 864	$ 499	$ 806	$ 3,673	$ 2,473	$ 1,426
Net income per share, basic	$ 2.73	$ 2.33	$ 2.44	$ 2.36	$ 0.79	$ 2.23	$ 1.27	$ 2.04	$ 9.84	$ 6.35	$ 3.40
Net income per share, diluted	$ 2.70	$ 2.30	$ 2.41	$ 2.33	$ 0.78	$ 2.21	$ 1.26	$ 2.02	$ 9.74	$ 6.30	$ 3.36